FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

Note 3—FAIR VALUE MEASUREMENT

The Company measures its derivative financial instruments at fair value on a recurring basis. The fair value of the Company's held-to-maturity investments as disclosed are determined based on the discount cash flow model using the discount curve of market interest rates. Except for that, the Company did not have significant financial instruments that were measured at fair value on a recurring basis or non-recurring basis as of December 31, 2013 and 2014.

The following table sets forth the derivative financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2013 and there were no derivative financial instruments as of December 31, 2014:

	Fair Value Measurements at December 31, 2013
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Derivative financial instruments(1)	8,565	8,565	—	—
Total	8,565	8,565	—	—

The following table sets forth the held-to-maturity investments, measured at fair value, by level within the fair value hierarchy as of December 31, 2014:

	Fair Value Disclosure at December 31, 2014
	Total		Quoted Prices in Active Market for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Held-to-maturity investments	354,267	57,097	—	—	354,267	57,097	—	—
Total	354,267	57,097	—	—	354,267	57,097	—	—

(1)	Forward foreign currency contracts are included in prepaid expenses and other current assets on the Company's consolidated balance sheet.

The Company entered into forward foreign currency contracts with China Everbright Bank in 2013. The forward foreign currency contracts are measured using forward foreign exchange rates in the open market. The Company classified such financial instruments with Level 1 of the fair value hierarchy because they were valued based on the quoted market price in an active market. The notional amounts of the forward foreign currency contracts were US$54,000 and the settlement date was on June 30, 2014.